Income Tax and Social Contribution (Tables) - Boa Vista Servicos S.A [member]	7 Months Ended
Aug. 07, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Summary of Amounts Recognized in the Consolidated Statement of Financial Position
a)	Amounts recognized in the consolidated statement of financial position as of the period/year

	August 7, 2023	December 31, 2022
Income tax payable (*)	6,927	—
Social contribution payable(*)	2,779	—

	9,706	—

(*)
Cannot be offset against the negative balance of income tax and social contribution accounted for in the income tax and social contribution asset lines, as this is a negative balance for the year ended December31, 2022.

Summary of Amounts Recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income
b)	Amounts recognized in the consolidated statement of profit or loss and other comprehensive income

	August 7, 2023	December 31, 2022
Current income tax and social contribution expense:	(43,671)	(64,654)

Deferred income tax and social contribution expense:
Temporary differences	(15,393)	24,197

Total income tax from continuing operations expense	(59,064)	(40,457)

Summary of Tax Expense Reconciliation
c)	Tax expense reconciliation

		August 7, 2023		December 31, 2022
Profit before income tax and social contribution		167,087		338,207

Income tax and social contribution at nominal rates	(34.00%)	(56,810)	(34.00%)	(114,990)
Tax effect:
Tax incentives (a)	4.69%	7,844	8.78%	29,708
Interest on net equity (b)	—	—	13.55%	45,826
Gain on loss of control of subsidiary	(3.90%)	(6,511)	—	—
Other non-deductible additions and exclusions	(1.54%)	(2,578)	(0.30%)	(1,025)
Joint venture - equity method	(0.61%)	(1,023)	—	—
Others	0.01%	14	0.01%	24

Income tax and social contribution		(59,064)		(40,457)

(a)	Refers to “Lei do Bem” and the Workers’ Meal Program – PAT.
(b)
The Brazilian Law 9,249/95 provides that the Company may pay interest on net equity to shareholders in addition to or alternatively to the dividends proposed, subject to specific limitations, which result in tax deduction in the determination of income tax and social contribution. The limitation considers the higher of:

(i)	TJLP applied to the Company’s equity; or (ii) 50% of the net income for the year.

Summary of Changes in Balances of Deferred Tax Assets and Liabilities
d)	Changes in balances of deferred tax assets and liabilities

		Recognized in profit or			Recognized in profit or		Derecognized
	As of	loss		As of	loss		(iv)	As of
	January 1,			January 1,				August 7,
	2022	Additions	Reversal	2023	Additions	Reversal		2023
Sundry provisions (i) and deferred revenues	24,052	12,222	(6,679)	29,595	18,851	(8,576)	—	39,870
Income Tax and Social Contribution losses	4,163	—	(488)	3,675	—	(3,675)	—	—
Amortization of fair value adjustments to assets (ii)	6,602	4,857	(457)	11,002	—	—	(11,002)	—
Fair value adjustment of the payables for business combination	110	—	—	110	—	—	(110)	—
Impairment loss of assets	7,943	—	—	7,943	—	—	(7,943)	—
Amortization of relationship with customers (Equifax) and unbilled revenues	(1,991)	(37)	—	(2,028)	(103)	183	—	(1,948)
Lease liability	(1,339)	(4,835)	5,193	(981)	—	415	—	(566)
Compensation for post combination services - Acordo Certo key employees	12,021	16,121	—	28,142	—	(28,142)	—	—

Deferred income tax and social contribution assets	51,561	28,328	(2,431)	77,458	18,748	(39,795)	(19,055)	37,356

Change in fair value of contingent consideration (iii)	(27,044)	(1,319)	7,372	(20,991)	—	—	20,991	—
Technological innovation development costs	—	(7,753)	—	(7,753)	1,023	—	—	(6,730)

Deferred income tax and social contribution liabilities	(27,044)	(9,072)	7,372	(28,744)	1,023	—	20,991	(6,730)

Net deferred tax assets	24,517	19,256	4,941	48,714	19,771	(39,795)	1,936	30,626

Transfer to held for sale	—	—	(2,695)	(2,695)	—	—	2,695	—

Deferred income tax and social contribution, net	24,517	19,256	2,246	46,019	19,771	(39,795)	4,631	30,626

(i)	It refers to provisions for communication, electricity, water, building expenses, PPR, provision for expected credit losses, services provided, onleading’s, social charges and benefits to employees.
(ii)	It refers to amortization of the fair value adjustments made to assets acquired in business combinations.
(iii)	It refers to the fair value of contingent consideration of Acordo Certo.
(iv)	It refers to derecognition of deferred tax assets and liabilities related to the contribution of Acordo Certo to the formation of joint venture.